STOCK OPTION PLAN (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012 Samplings	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock, shares authorized	100,000,000	100,000,000
2010 Stock Option Plan (the "Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock option granted	5 years
Percentage of voting power of common stock	10.00%
Vested period of stock option	10 years
Percentage of exercise price to market value of common stock	100.00%
Total fair value of stock option awards vested	$ 76,000	$ 33,000
Fair value of options granted to employees		287,000
Number of expected sampling volatility of companies	5
Number of common stock, shares authorized			1,000,000
Weighted-average vesting period	3 years 5 months 1 day
Maximum percentage of fair market of a share of common stock	110.00%
Unrecognized estimated employee compensation cost	140,000
Weighted-average fair value on the grant date of options granted to employees		$ 2.17
2010 Stock Option Plan (the "Plan") | Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock-based compensation cost	$ 57,000	$ 71,000